Condensed Statements of Changes in Stockholders’ Equity (Unaudited) (Parentheticals)	11 Months Ended
Dec. 31, 2020 shares
Statement of Stockholders' Equity [Abstract]
Sale of Units	22,977,568
Sale of Private Placement Units	594,551